CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2021	Dec. 31, 2020
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Class A Common stock
Temporary Equity, Shares Authorized	500,000,000	500,000,000
Temporary Equity, Shares Issued	33,421,570	33,421,570
Common stock subject to possible redemption, shares	33,421,570	33,421,570
Common stock subject to possible redemption, par value	$ 10.00	$ 10.00
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	500,000,000	500,000,000
Common stock, shares issued	0
Common stock, shares outstanding	0
Class B Common stock
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	50,000,000	50,000,000
Common stock, shares issued	8,355,393	8,355,393
Common stock, shares outstanding	8,355,393	8,355,393